CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss	$ (63,188)	$ (86,176)	$ (118,513)	$ (85,474)	$ (88,441)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	6,575	10,129	13,730	17,734	20,785
Non-cash interest expense on liability related to sales of future royalties and milestones, net of issuance costs accretion	5,852		604
Impairment of long-lived assets	4,274
Inventory write-down	2,509		526	34	0
Depreciation and amortization	192	177	259	248	248
Noncash lease expense	766	1,221	2,075	1,422	1,306
Accretion of available-for-sale marketable securities, net	(543)	(159)	(400)	264	861
Changes in operating assets and liabilities:
Accounts receivable, net - related party	2,330	(91)	495	(3,260)
Inventory	(313)	(883)	(438)	201	(2,584)
Income tax receivable	697				810
Other receivables	(379)	(1,186)	(59)	(41)	102
Prepaid expenses	5,772	3,609	8,113	(13,748)	9,557
Accounts payable and accrued expenses	(19,149)	37	3,275	5,679	(1,020)
Operating lease liability	(4,363)	(1,278)	(1,918)	(1,755)	(1,602)
Reimbursement of lease incentive	2,094		807
Other		(108)	(108)
Net cash used in operating activities	(56,874)	(74,708)	(92,078)	(78,730)	(60,087)
Investing activities
Proceeds from maturities of available-for-sale marketable securities	77,000	118,590	155,441	220,435	173,484
Proceeds from redemptions of available-for-sale marketable securities, at par		4,000	4,000	4,000	20,500
Purchases of available-for-sale marketable securities	(32,213)	(48,601)	(113,605)	(95,685)	(208,795)
Purchases of property and equipment	(1,046)	(323)	(2,375)	(43)	(39)
Net cash provided by investing activities	43,741	73,666	43,461	128,707	(4,751)
Financing activities
Payments to royalty purchase and sale agreement	(1,989)
Net proceeds from sales of common stock under open market sales agreement		1,117	1,117
Proceeds from the exercise of stock options		559	560	311	1,639
Net cash (used in) provided by financing activities	(1,989)	1,676	38,151	311	46,608
Net (decrease) increase in cash, cash equivalents and restricted cash	(15,122)	634	(10,466)	50,288	(18,230)
Cash, cash equivalents and restricted cash at beginning of period	53,683	64,149	64,149	13,861	32,091
Cash, cash equivalents and restricted cash at end of period	38,561	64,783	53,683	$ 64,149	$ 13,861
Noncash investing and financing activities
Incremental right-of-use asset in exchange for non-cash lease liability from modification of lease	3,417
Initial direct costs included as right-of-use asset from modification of lease	$ 577
Accrual for leasehold improvements		$ 807	$ 778